Cover	Oct. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2023
Entity File Number	001-40518
Entity Registrant Name	Miromatrix Medical Inc.
Entity Central Index Key	0001527096
Entity Tax Identification Number	27-1285782
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6455 Flying Cloud Drive, Suite 107
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	942-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	MIRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false